PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.


                            STRONG ASIA PACIFIC FUND
                              STRONG BALANCED FUND
                              STRONG BLUE CHIP FUND
                              STRONG DISCOVERY FUND
                           STRONG DIVIDEND INCOME FUND
                               STRONG DOW 30 FUND
                              STRONG ENDEAVOR FUND
                               STRONG ENERGY FUND
                             STRONG ENTERPRISE FUND
                               STRONG GROWTH FUND
                              STRONG GROWTH 20 FUND
                          STRONG GROWTH AND INCOME FUND
                           STRONG LARGE CAP CORE FUND
                          STRONG LARGE CAP GROWTH FUND
                        STRONG LARGE COMPANY GROWTH FUND
                         STRONG MID CAP DISCIPLINED FUND
                           STRONG MULTI CAP VALUE FUND
                             STRONG OPPORTUNITY FUND
                              STRONG OVERSEAS FUND
                         STRONG SMALL COMPANY VALUE FUND
                         STRONG SMALL/MID CAP VALUE FUND
                           STRONG STRATEGIC VALUE FUND
                           STRONG TECHNOLOGY 100 FUND
                        STRONG U.S. EMERGING GROWTH FUND
                                STRONG VALUE FUND

     Supplement to the statement of additional information dated May 1, 2004

STRONG SMALL/MID CAP VALUE FUND
Effective immediately, the first investment policy under "Investment Policies and Techniques" on page 18 is deleted and replaced with the following:

o Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, of small- and medium-capitalization companies.

STRONG GROWTH FUND
Effective May 10, 2004, the following is added to the "CDSC Waivers" section beginning on page 128 in "APPENDIX C - SHARE CLASSES."

9. Redemptions of shares acquired by investments through certain dealers (including registered investment advisors and financial planners) that have established certain operational arrangements with the Administrator that include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund "supermarket" account, or a similar program under which such clients pay a fee to such dealer.

STRONG LARGE COMPANY GROWTH FUND
Effective June 7, 2004, the first investment policy under "Investment Policies and Techniques" on page 15 is deleted and replaced with the following:

o Under normal conditions, the Fund will invest at least 80% of its net assets in securities of large-capitalization companies, which, for purposes of this Fund, are those companies with a market capitalization substantially similar to that of companies in the S&P 500 Composite Stock Price Index at the time of investment.


                                                             (continued on back)

Effective June 7, 2004, the second and sixth investment policies under "Investment Policies and Techniques" on page 15, as shown below, are deleted.

o Under normal conditions, at least 60% of the Fund's net assets will be invested in income-producing equity securities, consisting of common and preferred stocks and securities convertible into common stock (e.g., convertible bonds and convertible preferred stocks).

o The Fund expects to remain within 5% of the sector allocation proportions in the Russell 1000 Growth Index on a weekly basis.




              The date of this Statement of Additional Information
                          Supplement is July 15, 2004.













































RT45783 07-04                                               EQS704/WH2107 07-04